--------------------------------------------------------------------------------
                                  T. Rowe Price
--------------------------------------------------------------------------------
                                Semiannual Report
                                 High Yield Fund
--------------------------------------------------------------------------------
                                November 30, 1999
--------------------------------------------------------------------------------
REPORT HIGHLIGHTS
================================================================================
HIGH YIELD FUND
---------------
     * The environment for high-yield bonds was challenging during the six months ended November 30 due to rising interest rates, heavy supply, and slackening demand.
     * The fund's six-month return, while modestly negative, exceeded its market benchmark and peer group average.
     * Our research-intensive strategy, broad diversification, and balanced sect or allocation were beneficial during this period.
     * We continued to overweight the telecommunications area because of its favorable prospects.
     * Based on the strong economy, improving supply and demand, and unusually attractive yields, we are reasonably optimistic for the coming months.

UPDATES AVAILABLE
-----------------

     For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.

================================================================================
FELLOW SHAREHOLDERS
--------------------------------------------------------------------------------

     High-yield bonds struggled during the six months ended November 30, a period that saw the Federal Reserve raise short-term interest rates three times to forestall higher inflation. The high-yield market was also under pressure from a heavy supply of new issues and rising defaults. These negative influences were partially offset by the economy's continued strength, which is generally a plus for lower-quality, high-yield issues. While high-yield bonds were generally weak for the six-month period, they did outperform most high-quality bonds, which are more sensitive to rising interest rates.

MARKET ENVIRONMENT
------------------

     As of the end of November, the high-yield market appeared headed for a second disappointing year. Typically, the kind of robust economic growth that has been benefiting consumers and job-seekers would also be a boon to high-yield bonds.

********************************************************************************

     [Line and bar chart showing Growth of the High-Yield Market from 1/1/85 through 11/30/99, annual new issues (right scale) and total high-yield bonds outstanding (left scale).

********************************************************************************

     But other developments undercut this positive trend. Rising interest rates were a negative, although their direct impact was greater on the upper-quality tier of high-yield bonds (BB rated) than on lower-quality issues. Higher rates can also pressure highly leveraged companies, which includes most in the noninvestment-grade universe.

     Another negative was a supply and demand imbalance. New issues cascaded into the market for the third consecutive year, and demand, particularly from mutual funds, cooled markedly in the second and third quarters of this year. The chart on page 1 shows the explosion in supply, and while the 1999 total will not top 1997 or 1998, it will be substantially higher than any other year in the last 20. The combination of a significant demand/supply imbalance and Y2K considerations contributed to declining liquidity in the marketplace, which further depressed prices, especially of smaller issues.

     Lastly, after a long period of relative stability the bond default rate spiked in recent months, rising to about 4% of the U.S. market's outstanding principal amount from approximately 1.5% at the beginning of 1999. Many of the defaulting issues were among those brought to market in recent years, when more favorable conditions enabled companies with less-than-robust balance sheets to sell bonds.

     Not all is gloom, however. Some sectors of the high-yield market bucked the trend, particularly the dynamic telecommunications area, which now accounts for a quarter of the high-yield bond universe. Wireless companies were especially strong, reflecting solid fundamentals, improving cash flow, and a consolidation trend in their industry. In addition, there were signs in November that the high-yield market was beginning to recover as the new issue volume moderated and buyers reappeared, attracted by the unusually wide yield advantage offered by lower-quality bonds and the many securities trading at discounts.

PERFORMANCE AND STRATEGY REVIEW
-------------------------------

    PERFORMANCE COMPARISON
    ----------------------
    Periods Ended 11/30/99             6 Months   12 Months
    ----------------------             --------   ---------
    High Yield Fund                     -0.30%      2.51%

    First Boston High Yield Index       -0.71       1.81

    Lipper High Yield Funds Average     -0.37       2.79

--------------------------------------------------------------------------------

     The difficult environment left its mark on your fund. Income of $0.38 per share was unable to totally offset the $0.41 share price decline, resulting in a small negative return for the six-month period. Thanks to our risk-conscious strategy, however, the fund held up better than the average high-yield fund and the overall market, as measured by the First Boston High Yield Index. For the 12-month period, the fund's modest gain exceeded the market index but trailed the average competitor fund. These comparative results reflect the strong performance in late 1998 and early 1999 of low-quality bonds (rated below B) that our competitors tend to favor more than we do. The fund's one-year return contrasts with its more robust performance over longer periods, shown in the table on page 9. The fund's six-month dividend yield rose from 9.23% on May 31 to 9.85% on November 30, which is well over 6% in real (inflation-adjusted) terms.

     During the past six months we continued the strategy that has proved beneficial to the fund during the past two-year bear market in high-yield bonds. The foundations of this strategy are intensive credit research, wide diversification, and balanced sector allocation. In managing the portfolio's credit quality, we use a middle-of-the-road approach in which we focus on B rated issues while making marginal adjustments to higher- and lower-quality bonds in line with our current market and economic outlook. For instance, as interest rates climbed in recent months, we trimmed our holdings rated BB or higher, since the higher the quality of a bond, the more its price falls as rates rise (and vice versa). At the same time, we also trimmed holdings rated below B as market liquidity decreased particularly for lower-quality issues. As a result, the fund's average credit quality remained unchanged at B+.

********************************************************************************

     [Pie chart showing Quality Diversification (AAA, AA, A, BBB 11%; BB 11%; B 59%; CCC 8%; Nonrated (convertibles and equities 11%).]

********************************************************************************

     This credit positioning means that the fund may give up some upside potential if the high-yield market recovers sharply, because lower-quality bonds rise the most in a rally. Conversely, this strategy helps us reduce exposure to credit problems, and we are comfortable with the trade-off. On the whole, your fund has fared well during the recent rising tide of defaults, although two holdings were torpedoed in recent months -- Jitney Jungle Stores, an Alabama supermarket chain, and Mariner Post Acute Network, a long-term health care company. Here the second prong of our strategy was beneficial, since these two holdings together composed only 0.9% of net assets, based on their original cost to the fund. Thus, our default experience is far better than that of the market as a whole. Overall, the fund holds approximately 250 issues representing about 200 different companies in 36 industries.

*****************************

wireless . . . is the
fund's largest industry
sector . . .

*****************************

     We continued to overweight the telecommunications area in our holdings because of its favorable prospects. To give you a clearer picture of these holdings, we have broken our former "telecommunications" heading in the portfolio and Sector Diversification table into its major components, including wireless communications, satellites, wireline communications, long distance, and Internet service providers. Together these composed 25% of the fund's net assets on November 30, up from 21% six months ago. Wireless, which, as mentioned, performed very well, is the fund's largest industry sector, and Nextel Communications, a wireless provider, is our second-largest position. In recent weeks, we increased holdings in this sector with the addition of Voicestream Wireless.

     With the revival of some commodity prices -- especially oil -- from the 1998 deflationary cycle, we became a little more comfortable with bonds of "deep cyclical" companies. Our major change in this area was to increase exposure to energy from 5% to 8% of net assets, the fund's third-largest industry holding. We also nudged holdings higher in the paper and paper products area from 3% to 4%. The other change of note was an increase in our cash position in view of the market's recent illiquidity and for end-of-year positioning.

OUTLOOK
-------

     While high-yield bond returns were below their long-term average in the past couple of years, their high income and shorter durations enabled them to deliver better performance than high-quality bonds -- as you would expect in a rising rate environment. (Duration is a more accurate measure of interest rate sensitivity than maturity.) Having been cautious for some time, we now feel more optimistic that high-yield bonds will strengthen in the first quarter of the new year. The economy is expected to remain strong, Y2K anxiety will be behind us, supply has lightened, and demand is responding to the above-average difference between real yields on noninvestment-grade bonds and Treasuries. Insurance companies remain a major source of demand, and foreign investors have been increasingly attracted to the new structured high-yield bond products, such as collateralized bond obligations (CBOs).

     We will continue our commitment to research and diversification, which we believe is prudent for a fund that operates in the riskier area of the overall bond market. Our aim is to deliver high current income and attractive total returns over time while seeking to cushion the volatility inherent in this market.

Respectfully submitted,

/s/

Mark J. Vaselkiv
Chairman of the Investment Advisory Committee
December 22, 1999

================================================================================

T. ROWE PRICE HIGH YIELD FUND
-----------------------------
PORTFOLIO HIGHLIGHTS
--------------------
KEY STATISTICS
--------------
                                              5/31/99     11/30/99
                                              -------     --------

  Price Per Share                             $  8.32     $  7.91
-------------------------------------------------------------------
  Dividends Per Share
-------------------------------------------------------------------
     For 6 months                                0.37        0.38
-------------------------------------------------------------------
     For 12 months                               0.75        0.76
-------------------------------------------------------------------
  Dividend Yield *
-------------------------------------------------------------------
     For 6 months                                9.23%       9.85%
-------------------------------------------------------------------
     For 12 months                               9.40       10.00
-------------------------------------------------------------------
  30-Day Standardized Yield                      9.39       10.22
-------------------------------------------------------------------
  Weighted Average Maturity (years)              9.4         9.1
-------------------------------------------------------------------
  Weighted Average Effective Duration (years)    4.4         4.4
-------------------------------------------------------------------
  Weighted Average Quality **                     B+          B+
-------------------------------------------------------------------
     *    Dividends  earned  and  reinvested  for  the  periods   indicated  are
          annualized and divided by the fund's net asset value per share at the end of the period.
     **   Based on T. Rowe Price research.

================================================================================

T. ROWE PRICE HIGH YIELD FUND
-----------------------------
PORTFOLIO HIGHLIGHTS
--------------------
TWENTY-FIVE LARGEST HOLDINGS
----------------------------
                                                      Percent of
                                                      Net Assets
                                                        11/30/99
------------------------------------------------------------------
  Cablevision Systems (CSC Holdings)                         2.1%
------------------------------------------------------------------
  Nextel Communications                                      1.7
------------------------------------------------------------------
  Repap New Brunswick                                        1.3
------------------------------------------------------------------
  United International Holdings                              1.1
------------------------------------------------------------------
  Dobson Communications                                      1.1
------------------------------------------------------------------
  PSINet                                                     1.1
------------------------------------------------------------------
  NTL Communications                                         1.0
------------------------------------------------------------------
  Triton Communications                                      1.0
------------------------------------------------------------------
  Colt Telecom                                               1.0
------------------------------------------------------------------
  Voicestream Wireless                                       1.0
------------------------------------------------------------------
  Clearnet Communications                                    1.0
------------------------------------------------------------------
  TravelCenters of America                                   0.9
------------------------------------------------------------------
  Doane Products                                             0.9
------------------------------------------------------------------
  YPFSociedad Anonima                                        0.9
------------------------------------------------------------------
  Chancellor Media                                           0.9
------------------------------------------------------------------
  Nextlink Communications                                    0.9
------------------------------------------------------------------
  Courtyard by Marriott II                                   0.8
------------------------------------------------------------------
  Frontiervision                                             0.8
------------------------------------------------------------------
  Spanish Broadcasting                                       0.8
------------------------------------------------------------------
  Coinmach                                                   0.8
------------------------------------------------------------------
  Sinclair Broadcasting                                      0.8
------------------------------------------------------------------
  Horseshoe Gaming                                           0.8
------------------------------------------------------------------
  ISGResources                                               0.8
------------------------------------------------------------------
  American Pacific                                           0.8
------------------------------------------------------------------
  Host Marriott Travel                                       0.8
------------------------------------------------------------------
  Total                                                     25.1%

  Note: Table excludes reserves.
================================================================================

T. ROWE PRICE HIGH YIELD FUND
-----------------------------
PORTFOLIO HIGHLIGHTS
--------------------
SECTOR DIVERSIFICATION
----------------------
                                         Percent of   Percent of
                                         Net Assets   Net Assets
                                            5/31/99     11/30/99
----------------------------------------------------------------
  Wireless Communications                        8%         10%
----------------------------------------------------------------
  Cable Operators                                7           9
----------------------------------------------------------------
  Energy                                         5           8
----------------------------------------------------------------
  Wireline Communications                        7           6
----------------------------------------------------------------
  Broadcasting                                   4           5
----------------------------------------------------------------
  Service                                        5           5
----------------------------------------------------------------
  Long Distance                                  2           5
----------------------------------------------------------------
  Health Care Services                           4           4
----------------------------------------------------------------
  Paper and Paper Products                       3           4
----------------------------------------------------------------
  Gaming                                         4           4
----------------------------------------------------------------
  Internet Service Providers                     2           3
----------------------------------------------------------------
  Food and Tobacco                               2           3
----------------------------------------------------------------
  Specialty Chemicals                            4           2
----------------------------------------------------------------
  Lodging                                        1           2
----------------------------------------------------------------
  Miscellaneous Consumer Products                6           2
----------------------------------------------------------------
  Building Products                              3           2
----------------------------------------------------------------
  Manufacturing                                  2           2
----------------------------------------------------------------
  Supermarkets                                   2           2
----------------------------------------------------------------
  Printing and Publishing                        3           2
----------------------------------------------------------------
  Transportation                                 2           2
----------------------------------------------------------------
  Money Market Funds *                           4           7
----------------------------------------------------------------
  All Other                                     18           9
----------------------------------------------------------------
  Other Assets Less Liabilities                  2           2
----------------------------------------------------------------
  Total                                        100%        100%

  * See note in financial statements.
================================================================================

T. ROWE PRICE HIGH YIELD FUND
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON
----------------------

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[SEC chart shown here.]

AVERAGE ANNUAL COMPOUND TOTAL RETURN
------------------------------------

     This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended 11/30/99       1 Year       3 Years      5 Years     10 Years
----------------------       ------       -------      -------     --------

High Yield Fund               2.51%         7.55%        9.78%       8.95%

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.
================================================================================

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Unaudited                         For a share outstanding throughout each period

Financial Highlights
--------------------
                          6 Months     Year
                             Ended    Ended
                           11/30/99  5/31/99  5/31/98  5/31/97  5/31/96  5/31/95
                           --------  -------  -------  -------  -------  -------
  NET ASSET VALUE
  Beginning of period      $ 8.32   $  8.85  $ 8.43   $ 8.13   $ 8.16    $ 8.37

Investment activities
   Net investment income     0.38     0.75     0.77     0.75     0.73      0.75

 Net realized and
   unrealized gain (loss)   (0.41)   (0.53)    0.41     0.30    (0.02)    (0.20)

 Total from
   investment activities    (0.03)    0.22     1.18     1.05     0.71      0.55

Distributions
   Net investment income    (0.38)   (0.75)   (0.76)   (0.75)   (0.74)    (0.76)
--------------------------------------------------------------------------------
NET ASSET VALUE
End of period              $ 7.91   $ 8.32   $ 8.85   $ 8.43   $ 8.13    $ 8.16
RATIOS/SUPPLEMENTAL DATA
------------------------
TOTAL RETURN*               (0.30)%   2.73%   14.51%   13.49%    9.06%     7.09%
--------------------------------------------------------------------------------
Ratio of total expenses
to average net assets        0.82%+   0.82%    0.81%    0.84%    0.85%     0.88%
--------------------------------------------------------------------------------
Ratio of net investment
income to average
net assets                   9.50%+   8.93%    8.78%    9.15%    8.89%     9.27%
--------------------------------------------------------------------------------
Portfolio turnover rate      68.6%+   95.6%   129.6%   111.3%   100.1%     74.2%
--------------------------------------------------------------------------------
Net assets, end of period
(in millions)              $1,660   $1,776   $1,725   $1,401   $1,229    $1,208
--------------------------------------------------------------------------------
*    Total return  reflects the rate that an investor  would have earned on an investment in the fund during each period, assuming reinvestment of all  distributions  and payment of no  redemption  or account  fees.
+    Annualized
================================================================================

T. ROWE PRICE HIGH YIELD FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 1999
STATEMENT OF NET ASSETS
-----------------------
                                                     Par/Shares            Value
                                                               In thousands
CORPORATE BONDS AND NOTES  80.2%
-------------------------------
ADVERTISING  0.3%
-----------------
Lamar Media, Sr. Sub. Notes, 9.25%, 8/15/07       $        5,000  $      4,931
--------------------------------------------------------------------------------
                                                                         4,931
                                                                         -----
AEROSPACE & DEFENSE  1.3%
-------------------------
Communications & Power, Sr. Sub. Notes, 12.00%, 8/1/05    11,625         9,329
--------------------------------------------------------------------------------
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                    10,625         9,456
--------------------------------------------------------------------------------
IT Group, Sr. Sub. Notes, 11.25%, 4/1/09                   3,450         3,312
--------------------------------------------------------------------------------
                                                                        22,097
                                                                        ------
AUTOMOBILES AND RELATED  1.3%
-----------------------------
Advance Stores, Sr. Sub. Notes, 10.25%, 4/15/08            4,100         3,526
--------------------------------------------------------------------------------
Dura Operating, Sr. Sub. Notes, 9.00%, 5/1/09 (EUR)        8,000         7,518
--------------------------------------------------------------------------------
Hayes Lemmerz International, Sr. Sub. Notes
       8.25%, 12/15/08                                     4,300         3,934
--------------------------------------------------------------------------------
MSX International, Sr. Sub. Notes, 11.375%, 1/15/08        6,550         6,157
--------------------------------------------------------------------------------
                                                                        21,135
                                                                        ------
BROADCASTING  2.8%
------------------
Chancellor Media
    Sr. Notes, 8.00%, 11/1/08                              6,700         6,717
--------------------------------------------------------------------------------
    Sr. Sub Notes
       8.125%, 12/15/07                                    1,750         1,746
--------------------------------------------------------------------------------
       8.75%, 6/15/07                                      2,850         2,935
--------------------------------------------------------------------------------
       9.00%, 10/1/08                                      2,950         3,090
--------------------------------------------------------------------------------

Citadel Broadcasting, Sr. Sub. Notes, 9.25%, 11/15/08      4,650         4,673
--------------------------------------------------------------------------------
Cumulus Media, Sr. Sub. Notes, 10.375%, 7/1/08             4,700         4,935
--------------------------------------------------------------------------------
Paxson Communications, Sr. Sub. Notes, 11.625%, 10/1/02    3,000         3,113
--------------------------------------------------------------------------------
Radio Unica, Sr. Notes, STEP, 0%, 8/1/06                  12,000         7,830
--------------------------------------------------------------------------------
Sinclair Broadcasting, Sr. Sub. Notes, 10.00%, 9/30/05    4,800          4,764
--------------------------------------------------------------------------------
Spanish Broadcasting, Sr. Sub. Notes, 9.625%, 11/1/09     6,325          6,333
--------------------------------------------------------------------------------
                                                                        46,136
                                                                        ------
BUILDING PRODUCTS  1.8%
-----------------------
American Builders & Contractors Supply, Sr. Sub. Notes
       10.625%, 5/15/07                                    9,250         8,186
--------------------------------------------------------------------------------
Associated Materials, Sr. Sub. Notes, 9.25%, 3/1/08        2,650         2,494
--------------------------------------------------------------------------------
Building Materials, Sr. Notes, 7.75%, 7/15/05              1,550         1,418
--------------------------------------------------------------------------------
ISG Resources, Sr. Sub. Notes, 10.00%, 4/15/08            15,500        13,098
--------------------------------------------------------------------------------
Panolam Industries, Sr. Sub. Notes,
     (144a), 11.50%, 2/15/09                              4,800          4,944
--------------------------------------------------------------------------------
                                                                        30,140
                                                                        ------

BUILDING AND REAL ESTATE  0.3%
------------------------------
LNR Property, Sr. Sub. Notes, 9.375%, 3/15/08     $        5,000  $      4,625
--------------------------------------------------------------------------------
                                                                         4,625
                                                                         -----
CABLE OPERATORS  6.9%
---------------------
Adelphia Communications
    Sr. Notes
       7.875%, 5/1/09                                      4,250         3,867
--------------------------------------------------------------------------------
       9.875%, 3/1/07                                      3,750         3,844
--------------------------------------------------------------------------------
Century Communications, Sr. Disc. Notes
       Zero Coupon, 1/15/08                               10,000         4,400
--------------------------------------------------------------------------------
Charter Communications, Sr. Disc. Notes
       STEP, 0%, 4/1/11                                    7,775         4,684
--------------------------------------------------------------------------------
Classic Cable, Sr. Notes, 9.875%, 8/1/08                   5,000         5,006
--------------------------------------------------------------------------------
Coaxial LLC, Sr. Notes, STEP, 0%, 8/15/08                  7,700         4,928
--------------------------------------------------------------------------------

CSC Holdings, Sr. Deb., 7.625%, 7/15/18                    8,000         7,384
--------------------------------------------------------------------------------
Falcon Holding Group, Sr. Disc. Notes
       STEP, 0%, 4/15/10                                  12,050         8,676
--------------------------------------------------------------------------------
Frontiervision
    Sr. Disc. Notes, STEP, 0%, 9/15/07                    10,850         9,521
--------------------------------------------------------------------------------
    Sr. Notes, 11.00%, 10/15/06                            4,200         4,462
--------------------------------------------------------------------------------
Insight Midwest, Sr. Notes, (144a), 9.75%, 10/1/09         3,300         3,391
--------------------------------------------------------------------------------
International Cabletel, Sr. Notes, STEP, 0%, 2/1/06        5,800         5,177
--------------------------------------------------------------------------------
Northland Cable Television,
     Sr. Sub. Notes, 10.25%, 11/15/07                      7,300         7,309
--------------------------------------------------------------------------------
NTL Communications
    Sr. Notes, STEP
       0%, 4/1/08                                          3,750         2,587
--------------------------------------------------------------------------------
       0%, 10/1/08                                         1,000           695
--------------------------------------------------------------------------------
       0%, 4/15/09 (GBP)                                  12,500        11,462
--------------------------------------------------------------------------------
NTL Group, STEP, 0%, 4/1/08 (GBP)                          2,500         2,661
--------------------------------------------------------------------------------
United International Holdings, Sr. Disc. Notes
       STEP, 0%, 2/15/08                                  30,000        18,825
--------------------------------------------------------------------------------
United Pan Europe, Sr. Notes, (144a), 10.875%, 8/1/09      6,000         6,195
--------------------------------------------------------------------------------
                                                                       115,074
                                                                       -------
CONTAINER  1.5%
---------------
Anchor Advanced, Sr. Notes, 11.75%, 4/1/04                10,500         9,450
--------------------------------------------------------------------------------
Applied Extrusion Technology,
     Sr. Notes, 11.50%, 4/1/02                             5,575         5,721
--------------------------------------------------------------------------------
BWAY, Sr. Sub. Notes, 10.25%, 4/15/07                      9,375         9,270
--------------------------------------------------------------------------------
                                                                        24,441
                                                                        ------
ELECTRONIC COMPONENTS  0.5%
---------------------------
Amkor Technology, Sr. Notes, (144a), 9.25%, 5/1/06$        8,900  $      8,811
--------------------------------------------------------------------------------
                                                                         8,811
                                                                         -----

ENERGY  7.3%
------------
Bellwether Exploration, Sr. Sub. Notes, 10.875%, 4/1/07    7,900         7,110
--------------------------------------------------------------------------------
Canadian Forest Oil, Sr. Sub. Notes, 8.75%, 9/15/07        7,200         7,074
--------------------------------------------------------------------------------
Comstock Resources, Sr. Notes, 11.25%, 5/1/07             11,525        11,813
--------------------------------------------------------------------------------
Continental Resources, Sr. Sub. Notes, 10.25%, 8/1/08      7,075         5,908
--------------------------------------------------------------------------------
Cross Timbers Oil, Sr. Sub. Notes, 8.75%, 11/1/09          1,150         1,090
--------------------------------------------------------------------------------
Denbury Management, Sr. Sub. Notes, 9.00%, 3/1/08          6,060         5,545
--------------------------------------------------------------------------------
Energy Corporation of America,
     Sr. Sub. Notes, 9.50%, 5/15/07                       13,375         7,757
--------------------------------------------------------------------------------
Eott Energy Partners, Sr. Notes, 11.00%, 10/1/09           3,900         4,037
--------------------------------------------------------------------------------
Flores & Rucks, Sr. Sub. Notes, 9.75%, 10/1/06             6,850         7,441
--------------------------------------------------------------------------------
Forest Oil, Sr. Sub. Notes, 10.50%, 1/15/06                4,800         4,998
--------------------------------------------------------------------------------
Lomak Petroleum, Sr. Sub. Notes, 8.75%, 1/15/07            2,900         2,668
--------------------------------------------------------------------------------
Nuevo Energy, Sr. Sub. Notes, 9.50%, 6/1/08                2,500         2,494
--------------------------------------------------------------------------------
PDVSA Finance, 7.50%, 11/15/28                             8,700         6,105
--------------------------------------------------------------------------------
Plains Resources, Sr. Sub. Notes, 10.25%, 3/15/06          3,210         3,017
--------------------------------------------------------------------------------
R&B Falcon
       6.75%, 4/15/05                                      2,500         2,200
--------------------------------------------------------------------------------
    Sr. Notes, 6.95%, 4/15/08                              1,000           831
--------------------------------------------------------------------------------
RBF Finance, 11.00%, 3/15/06                               4,800         5,160
--------------------------------------------------------------------------------
Stone Energy, Sr. Sub. Notes, 8.75%, 9/15/07               4,250         4,122
--------------------------------------------------------------------------------
Swift Energy, Sr. Sub. Notes, 10.25%, 8/1/09               6,000         6,022
--------------------------------------------------------------------------------
Universal Compression, Sr. Disc. Notes
       STEP, 0%, 2/15/08                                  15,615         9,681
--------------------------------------------------------------------------------
Vintage Petroleum, Sr. Sub. Notes, 9.75%, 6/30/09          2,250         2,312
--------------------------------------------------------------------------------
YPF Sociedad Anonima, 10.00%, 11/2/28                     13,325        14,537
--------------------------------------------------------------------------------
                                                                       121,922
                                                                       -------

ENTERTAINMENT AND LEISURE  1.3%
-------------------------------
AMC Entertainment, Sr. Sub. Notes, 9.50%, 2/1/11           7,675         6,984
--------------------------------------------------------------------------------
Cinemark USA, Sr. Sub. Notes, 8.50%, 8/1/08                4,100         3,526
--------------------------------------------------------------------------------
Premier Parks
    Sr. Disc. Notes, STEP, 0%, 4/1/08                      8,000         5,400
--------------------------------------------------------------------------------
    Sr. Notes, 9.75%, 6/15/07                              5,000         4,975
--------------------------------------------------------------------------------
                                                                        20,885
                                                                        ------
FINANCIAL  0.8%
---------------
Bank United, 10.25%, 12/31/26                              7,500         6,825
--------------------------------------------------------------------------------
Euronet Services, 12.375%, 7/1/06 (DEM)           $       10,500  $      2,678
--------------------------------------------------------------------------------
First Federal Financial, 11.75%, 10/1/04                   3,050         3,172
--------------------------------------------------------------------------------
                                                                        12,675
                                                                        ------
FOOD AND TOBACCO  2.7%
----------------------
Archibald Candy, Sr. Secured Notes, 10.25%, 7/1/04         4,000         3,890
--------------------------------------------------------------------------------
B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07                 12,000        10,860
--------------------------------------------------------------------------------
Doane Pet Care, Sr. Sub. Notes, 9.75%, 5/15/07            15,353        14,758
--------------------------------------------------------------------------------
International Home Foods, Gtd. Sr. Sub. Notes
       10.375%, 11/1/06                                    6,500         6,752
--------------------------------------------------------------------------------
Luigino's, Sr. Sub. Notes, 10.00%, 2/1/06                  3,675         3,307
--------------------------------------------------------------------------------
Southern Foods, Sr. Sub. Notes, 9.875%, 9/1/07             5,500         5,576
--------------------------------------------------------------------------------
                                                                        45,143
                                                                        ------
GAMING  4.1%
------------
Agrosy Gaming, Sr. Sub. Notes, 10.75%, 6/1/09              6,875         7,253
--------------------------------------------------------------------------------
Capital Gaming International,
     Sr. Sub. Notes, 12.00%, 2/1/01 *                          2             0
--------------------------------------------------------------------------------
Coral Group, Sr. Sub. Notes, 10.00%, 2/15/09 (GBP)         2,500         3,947
--------------------------------------------------------------------------------
Eldorado Resorts, Sr. Sub. Notes, 10.50%, 8/15/06          6,000         6,135
--------------------------------------------------------------------------------
Hollywood Casino Shreveport, 1st Mortgage Notes
       (144a), 13.00%, 8/1/06                              8,000         8,480
--------------------------------------------------------------------------------

Hollywood Park
    Sr. Sub. Notes
       9.25%, 2/15/07                                      7,675         7,598
--------------------------------------------------------------------------------
       9.50%, 8/1/07                                       2,325         2,302
--------------------------------------------------------------------------------
Horseshoe Gaming LLC, Sr. Sub. Notes, 9.375%, 6/15/07      6,950         6,881
--------------------------------------------------------------------------------
Horseshoe Gaming Holding,
     Sr. Sub. Notes, 8.625%, 5/15/09                       6,800         6,494
--------------------------------------------------------------------------------
Isle of Capri Casinos, Sr. Sub. Notes, 8.75%, 4/15/09      5,000         4,638
--------------------------------------------------------------------------------
Mohegan Tribal Gaming, Sr. Notes, 8.125%, 1/1/06           7,300         7,117
--------------------------------------------------------------------------------
Players International, Sr. Notes, 10.875%, 4/15/05         3,850         4,071
--------------------------------------------------------------------------------
Venetian Casino, Sr. Sub. Notes, 14.25%, 11/15/05          4,800         2,520
--------------------------------------------------------------------------------
                                                                        67,436
                                                                        ------
HEALTH CARE SERVICES  4.5%
--------------------------
Dade International, Sr. Sub. Notes, 11.125%, 5/1/06       12,000        12,120
--------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust
    I, 9.00%, 12/1/06                                      6,500         6,273
--------------------------------------------------------------------------------
    II, 7.875%, 2/1/08                                     2,500         2,300
--------------------------------------------------------------------------------
Hanger Orthopedic Group, Sr. Sub. Notes
       (144a), 11.25%, 6/15/09                             3,700         3,756
--------------------------------------------------------------------------------
King Pharmaceuticals, Sr. Sub. Notes, 10.75%, 2/15/09      7,000         7,367
--------------------------------------------------------------------------------
Lifepoint Hospitals, Sr. Sub. Notes, 10.75%, 5/15/09      10,000        10,375
--------------------------------------------------------------------------------
Mariner Post Acute Network
    Sr. Sub. Disc. Notes, Zero Coupon, 11/1/07 *     $     8,100     $      81
--------------------------------------------------------------------------------
    Sr. Sub. Notes, 9.50%, 11/1/07 *                       3,000            45
--------------------------------------------------------------------------------
Omnicare, Sub. Notes, 5.00%, 12/1/07                       6,000         4,169
--------------------------------------------------------------------------------
Quest Diagnostics, Gtd.
     Sr. Sub. Notes, 10.75%, 12/15/06                      7,050         7,367
--------------------------------------------------------------------------------
Tenet Healthcare
    Sub. Exch. Notes, 6.00%, 12/1/05                       5,000         4,041
--------------------------------------------------------------------------------
    Sr. Notes, 8.00%, 1/15/05                              5,000         4,812
--------------------------------------------------------------------------------
Triad Hospitals,
     Sr. Sub. Notes, (144a), 11.00%, 5/15/09              10,900        11,336
--------------------------------------------------------------------------------
                                                                        74,042
                                                                        ------

INTERNET SERVICE PROVIDERS  2.5%
--------------------------------
Covad Communications
    Sr. Disc. Notes
       12.50%, 2/15/09                                     3,850         3,985
--------------------------------------------------------------------------------
    STEP, 0%, 3/15/08                                      7,850         4,867
--------------------------------------------------------------------------------
Cybernet Internet Services,
     Sr. Notes, (144a), 14.00%, 7/1/09                     3,350         2,931
--------------------------------------------------------------------------------
Exodus Communications, Sr. Notes, 11.25%, 7/1/08           3,850         3,985
--------------------------------------------------------------------------------
PSINet
    Sr. Notes, (144a), 10.00%, 2/15/05                     4,200         4,148
--------------------------------------------------------------------------------
    Sr. Notes, 11.50%, 11/1/08                             9,900        10,271
--------------------------------------------------------------------------------
Verio, Sr. Notes
       11.25%, 12/1/08                                     7,700         8,027
--------------------------------------------------------------------------------
       13.50%, 6/15/04                                     3,000         3,300
--------------------------------------------------------------------------------
                                                                        41,514
                                                                        ------
LODGING  1.7%
-------------
Courtyard by Marriott II,
     Sr. Secured Notes, 10.75%, 2/1/08                    14,700        14,075
--------------------------------------------------------------------------------
Lodgian Financing, Guaranteed Sr. Sub Notes
       12.25%, 7/15/09                                     5,250         5,224
--------------------------------------------------------------------------------
Red Roof Inns, Sr. Notes, 9.625%, 12/15/03                 8,350         8,580
--------------------------------------------------------------------------------
                                                                        27,879
                                                                        ------
LONG DISTANCE  4.2%
-------------------
Energis, Sr. Notes, (144a), 9.75%, 6/15/09                 4,400         4,576
--------------------------------------------------------------------------------
Global Telesystems Europe, (144a), 11.00%, 12/1/09         4,750         4,810
--------------------------------------------------------------------------------
Hermes Europe Railtel, Sr. Notes, 10.375%, 1/15/09         5,750         5,664
--------------------------------------------------------------------------------
Level 3 Communications, Sr. Notes, 9.125%, 5/1/08          4,650         4,394
--------------------------------------------------------------------------------
Metromedia Fiber Network, Sr. Notes, 10.00%, 11/15/08     11,025        11,163
--------------------------------------------------------------------------------
Primus Telecommunications Group, Sr. Notes
       (144a), 12.75%, 10/15/09                            7,750         7,789
--------------------------------------------------------------------------------
RSL Communications, Sr. Notes, 12.00%, 11/1/08    $       10,500  $     10,605
--------------------------------------------------------------------------------

Viatel
    Sr. Disc. Notes, STEP, 0%, 4/15/08                     2,900         1,740
--------------------------------------------------------------------------------
    Sr. Notes, 11.50%, 3/15/09                             6,700         6,700
--------------------------------------------------------------------------------
Williams Communications Group,
     Sr. Notes, 10.875%, 10/1/09                          11,500        11,989
--------------------------------------------------------------------------------
                                                                        69,430
                                                                        ------
MANUFACTURING  1.8%
-------------------
Hawk, Sr. Notes, 10.25%, 12/1/03                          10,629         9,991
--------------------------------------------------------------------------------
HCC Industries, Sr. Sub. Notes, 10.75%, 5/15/07            9,025         5,415
--------------------------------------------------------------------------------
International Wire, Sr. Sub. Notes
       11.75%, 6/1/05                                     12,302        12,656
--------------------------------------------------------------------------------
Paragon Corporate Holdings, Sr. Notes, 9.625%, 4/1/08      4,250         1,488
--------------------------------------------------------------------------------
                                                                        29,550
                                                                        ------
METALS AND MINING  0.5%
-----------------------
Better Minerals & Aggregates, Sr. Sub. Notes
       (144a), 13.00%, 9/15/09                             2,850         2,814
--------------------------------------------------------------------------------
Golden Northwest Aluminum, 1st Mortgage Notes
       12.00%, 12/15/06                                    4,900         5,121
--------------------------------------------------------------------------------
                                                                         7,935
                                                                         -----
MISCELLANEOUS CONSUMER PRODUCTS  1.8%
-------------------------------------
Ballys Total Fitness, Sr. Sub. Notes, 9.875%, 10/15/07    10,500         9,988
--------------------------------------------------------------------------------
Hedstrom Holdings, Sr. Disc. Notes, STEP, 0%, 6/1/09       2,100           105
--------------------------------------------------------------------------------
Herff Jones, Sr. Sub. Notes, 11.00%, 8/15/05               5,000         5,331
--------------------------------------------------------------------------------
Holmes Products
    Gtd. Notes, 9.875%, 11/15/07                           4,175         3,340
--------------------------------------------------------------------------------
    Sr. Sub. Notes, 9.875%, 11/15/07                       2,150         1,720
--------------------------------------------------------------------------------
Mattress Discounters,
     Sr. Notes, (144a), 12.625%, 7/15/07                   4,000         3,820
--------------------------------------------------------------------------------
Sleepmaster LLC,
     Sr. Sub. Notes, (144a), 11.00%, 5/15/09               6,250         6,250
--------------------------------------------------------------------------------
                                                                        30,554
                                                                        ------

PAPER AND PAPER PRODUCTS  3.9%
------------------------------
Doman Industries, Sr. Sub. Notes, 12.00%, 7/1/04           4,000         4,170
--------------------------------------------------------------------------------
Kappa Beheer
    STEP, 0%, 7/15/09 (EUR)                                8,000         4,918
--------------------------------------------------------------------------------
    Sr. Sub. Notes, (144a), 10.625%, 7/15/09               7,000         7,210
--------------------------------------------------------------------------------
Packaging Corporation of America, Sr. Sub. Notes
       9.625%, 4/1/09                                      8,800         9,086
--------------------------------------------------------------------------------
Repap New Brunswick
    Sr. Secured Notes, 11.50%, 6/1/04                      7,550         7,814
--------------------------------------------------------------------------------
Repap New Brunswick
    Sr. Notes, 10.625%, 4/15/05                   $       11,000  $     10,285
--------------------------------------------------------------------------------
    Sr. Secured 1st Priority Notes, 9.00%, 6/1/04          3,325         3,275
--------------------------------------------------------------------------------
Riverwood International
    Sr. Notes
       10.25%, 4/1/06                                      1,875         1,922
--------------------------------------------------------------------------------
       10.625%, 8/1/07                                     2,875         2,976
--------------------------------------------------------------------------------
    Sr. Sub. Notes, 10.875%, 4/1/08                        5,700         5,700
--------------------------------------------------------------------------------
U.S. Timberland Klamath Falls,
     Sr. Notes, 9.625%, 11/15/07                           7,960         7,403
--------------------------------------------------------------------------------
                                                                        64,759
                                                                        ------
PRINTING AND PUBLISHING  1.7%
-----------------------------
Hollinger International Publishing,
     Gtd. Notes, 9.25%, 3/15/07                            9,900         9,702
--------------------------------------------------------------------------------
Sun Media
    Sr. Sub. Notes
       9.50%, 2/15/07                                      4,275         4,243
--------------------------------------------------------------------------------
       9.50%, 5/15/07                                      2,925         2,903
--------------------------------------------------------------------------------
TDL Infomedia Group,
     Sr. Sub. Notes, (144a), 12.125%, 10/15/09 (GBP)       3,000         4,760
--------------------------------------------------------------------------------
Transwestern Holdings, Sr. Disc. Notes, STEP
       0%, 11/15/08                                        4,600         3,289
--------------------------------------------------------------------------------
Transwestern Publishing,
     Sr. Sub. Notes, 9.625%, 11/15/07                      3,900         3,773
--------------------------------------------------------------------------------
                                                                        28,670
                                                                        ------

RESTAURANTS  0.4%
-----------------
Mrs. Fields, Gtd. Sr. Sub. Notes, 10.125%, 12/1/04         2,250         1,825
--------------------------------------------------------------------------------
Sbarro, Sr. Notes, (144a), 11.00%, 9/15/09                 5,400         5,508
--------------------------------------------------------------------------------
                                                                         7,333
                                                                         -----
RETAIL  0.0%
------------
Safelite Glass, Sr. Sub. Notes, 9.875%, 12/15/06           6,700           335
--------------------------------------------------------------------------------
                                                                           335
                                                                           ---
SATELLITES  0.8%
----------------
Orbital Imaging, Sr. Notes, 11.625%, 3/1/05                3,400         2,380
--------------------------------------------------------------------------------
Pegasus Communications, Sr. Notes
       9.625%, 10/15/05                                    2,950         2,913
--------------------------------------------------------------------------------
       9.75%, 12/1/06                                      4,900         4,827
--------------------------------------------------------------------------------
Satelites Mexicanos, Sr. Notes, 10.125%, 11/1/04           4,700         3,243
--------------------------------------------------------------------------------
                                                                        13,363
                                                                        ------
SERVICE  4.9%
-------------
AP Holdings, Sr. Disc. Notes, STEP, 0%, 3/15/08            4,300         2,064
--------------------------------------------------------------------------------
APCOA, Sr. Sub. Notes, 9.25%, 3/15/08                      6,700         5,469
--------------------------------------------------------------------------------
Avis Rent A Car, Sr. Sub. Notes, 11.00%, 5/1/09            6,000         6,285
--------------------------------------------------------------------------------
Coinmach, Sr. Sub. Notes, (144a), 11.75%, 11/15/05    $   13,275    $   13,740
--------------------------------------------------------------------------------
Global Imaging, Sr. Sub. Notes, 10.75%, 2/15/07            8,000         7,740
--------------------------------------------------------------------------------
Group Maintenance America,
     Sr. Sub. Notes, 9.75%, 1/15/09                        8,250         8,167
--------------------------------------------------------------------------------

Host Marriott Travel, Sr. Notes, 9.50%, 5/15/05           12,300        12,827
--------------------------------------------------------------------------------
Intertek Finance, Sr. Sub. Notes, 10.25%, 11/1/06         11,750        11,060
--------------------------------------------------------------------------------
Mastec, Sr. Sub. Notes, 7.75%, 2/1/08                      8,250         7,755
--------------------------------------------------------------------------------
Premiere Technologies, Sub. Conv. Notes, 5.75%, 7/1/04     3,000         1,656
--------------------------------------------------------------------------------
Protection One Alarm
    Gtd. Sr. Disc. Notes, 13.625%, 6/30/05                 7,750         3,332
--------------------------------------------------------------------------------
    Sr. Sub. Notes, (144a), 8.625%, 1/15/09                4,225         1,775
--------------------------------------------------------------------------------
                                                                        81,870
                                                                        ------
SPECIALTY CHEMICALS  2.5%
-------------------------
American Pacific, Sr. Notes, 9.25%, 3/1/05                13,000        13,065
--------------------------------------------------------------------------------
Koppers, Sr. Sub. Notes, 9.875%, 12/1/07                   8,000         7,240
--------------------------------------------------------------------------------
Lyondell Chemical, Sr. Sub. Notes, 10.875%, 5/1/09         4,850         5,068
--------------------------------------------------------------------------------
Octel, Sr. Notes, 10.00%, 5/1/06                           9,255         9,209
--------------------------------------------------------------------------------
Sovereign Speciality, Sr. Sub. Notes, 9.50%, 8/1/07        6,850         6,901
--------------------------------------------------------------------------------
                                                                        41,483
                                                                        ------
SUPERMARKETS  1.8%
------------------
Jitney-Jungle Stores, Sr. Sub. Notes
       10.375%, 9/15/07 *                                  8,000            60
--------------------------------------------------------------------------------
       12.00%, 3/1/06 *                                    3,100           744
--------------------------------------------------------------------------------
Pathmark Stores, STEP, 10.75%, 11/1/03                     6,100         5,643
--------------------------------------------------------------------------------
Shoppers Food Warehouse, Sr. Notes, 9.75%, 6/15/04        11,650        12,349
--------------------------------------------------------------------------------
The Pantry, Sr. Sub. Notes, 10.25%, 10/15/07              11,000        10,587
--------------------------------------------------------------------------------
                                                                        29,383
                                                                        ------
TEXTILES AND APPAREL  0.4%
--------------------------
Delta Mills, Sr. Notes, 9.625%, 9/1/07                     3,875         2,422
--------------------------------------------------------------------------------
Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07                   9,175         3,670
--------------------------------------------------------------------------------
                                                                         6,092
                                                                         -----

TRANSPORTATION, EXCLUDING RAIL ROAD  1.6%
-----------------------------------------
Greyhound Lines, Sr. Notes, 11.50%, 4/15/07                6,750         7,577
--------------------------------------------------------------------------------
Stena, Sr. Notes, 10.50%, 12/15/05                         4,800         4,464
--------------------------------------------------------------------------------
TravelCenters of America,
     Sr. Sub. Notes, 10.25%, 4/1/07                       15,150        14,847
--------------------------------------------------------------------------------
                                                                        26,888
                                                                        ------
WIRELESS COMMUNICATIONS  6.9%
-----------------------------
Airgate PCS, Sr. Sub. Notes, STEP, 0%, 10/1/09            17,150         9,090
--------------------------------------------------------------------------------
American Cellular, Sr. Notes, 10.50%, 5/15/08              3,680         4,085
--------------------------------------------------------------------------------
Centennial Cellular, Sr. Sub. Notes, 10.75%, 12/15/08    $10,150       $10,759
--------------------------------------------------------------------------------
Clearnet Communications
    Sr. Disc. Notes, STEP
       0%, 12/15/05                                        6,000         5,835
--------------------------------------------------------------------------------
       0%, 5/15/08                                         3,000         1,289
--------------------------------------------------------------------------------
       0%, 2/15/09 (CAD)                                   2,850         1,133
--------------------------------------------------------------------------------
       0%, 5/1/09                                         11,500         7,073
--------------------------------------------------------------------------------
Dobson Communications, Sr. Notes, 11.75%, 4/15/07          2,287         2,516
--------------------------------------------------------------------------------
Nextel Partners, Sr. Disc. Notes, STEP, 0%, 2/1/09         7,550         4,926
--------------------------------------------------------------------------------
Orange, Sr. Notes
       8.00%, 8/1/08                                       2,850         2,907
--------------------------------------------------------------------------------
       8.75%, 6/1/06                                       2,850         2,978
--------------------------------------------------------------------------------
Page America Group, 15.00%, 12/31/99 +*++*                  9,800         3,138
--------------------------------------------------------------------------------
Rogers Cantel
    Sr. Deb., 9.75%, 6/1/16                                6,625         7,495
--------------------------------------------------------------------------------
    Sr. Secured Deb., 9.375%, 6/1/08                       2,000         2,122
--------------------------------------------------------------------------------
Telecorp PCS, Sr. Disc. Notes, (144a), STEP
       0%, 4/15/09                                        17,800        11,436
--------------------------------------------------------------------------------
Tritel PCS, Sr. Sub. Disc.
     Notes, (144a), Zero Coupon, 5/15/09                  5,000          3,213
--------------------------------------------------------------------------------
Triton PCS, Sr. Sub. Disc. Notes, STEP, 0%, 5/1/08        24,275        17,296
--------------------------------------------------------------------------------
Voicestream Wire, Sr. Notes, (144a), 10.375%, 11/15/09     1,850         1,929
--------------------------------------------------------------------------------
Voicestream Wireless, Sr. Disc. Notes, (144a)
       Zero Coupon, 11/15/09                              25,000        15,187
--------------------------------------------------------------------------------
                                                                       114,407
                                                                       -------

WIRELINE COMMUNICATIONS  5.4%
-----------------------------
21st Century Telecom,
     Sr. Disc. Notes, STEP, 0%, 2/15/08                   8,800          4,048
--------------------------------------------------------------------------------
Alaska Communications, Sr. Sub. Notes, 9.375%, 5/15/09    8,630          8,350
--------------------------------------------------------------------------------
Allegiance Telecom, Sr. Notes, Zero Coupon, 2/15/08       6,725          4,707
--------------------------------------------------------------------------------
Colt Telecom, Sr. Disc. Notes, STEP, 0%, 12/15/06         20,000        17,225
--------------------------------------------------------------------------------
GST Equipment Funding, Sr. Notes, 13.25%, 5/1/07           3,000         3,000
--------------------------------------------------------------------------------
GST Network Funding, Sr. Disc. Notes, STEP
       0%, 5/1/08                                          6,500         3,258
--------------------------------------------------------------------------------
Hyperion Telecommunications, Sr. Disc. Notes, STEP
       0%, 4/15/03                                         4,825         4,246
--------------------------------------------------------------------------------
Intermedia Communications
    Sr. Disc. Notes, STEP
       0%, 5/15/06                                         1,000           865
--------------------------------------------------------------------------------
       0%, 3/1/09                                          4,750         2,755
--------------------------------------------------------------------------------
KMC Telecom, Sr. Disc. Notes, STEP, 0%, 2/15/08      $     9,650     $   5,018
--------------------------------------------------------------------------------
Mcleod USA
    Sr. Disc. Notes, STEP, 0%, 3/1/07                      1,750         1,400
--------------------------------------------------------------------------------
    Sr. Notes, 8.125%, 2/15/09                             2,750         2,558
--------------------------------------------------------------------------------
Metronet Communications
    Sr. Disc. Notes, STEP
       0%, 11/1/07                                         2,950         2,434
--------------------------------------------------------------------------------
       0%, 6/15/08                                         5,250         4,121
--------------------------------------------------------------------------------
Netia Holdings II,
     Sr. Notes, (144a), 13.125%, 6/15/09                   3,800         3,762
--------------------------------------------------------------------------------
Nextlink Communications
    Sr. Disc. Notes, STEP, 0%, 6/1/09                      6,700         4,020
--------------------------------------------------------------------------------
    Sr. Notes, 12.50%, 4/15/06                             5,000         5,312
--------------------------------------------------------------------------------
Tele1 Europe, Sr. Notes, (144a), 13.00%, 5/15/09           6,250         6,406
--------------------------------------------------------------------------------
Teligent
    Sr. Disc. Notes, STEP, 0%, 3/1/08                      3,650         2,154
--------------------------------------------------------------------------------
    Sr. Notes, 11.50%, 12/1/07                             4,275         4,125
--------------------------------------------------------------------------------
                                                                        89,764
                                                                        ------

Total Corporate Bonds and Notes (Cost  $1,408,757)                   1,330,702
--------------------------------------------------------------------------------

EQUITY AND CONVERTIBLE SECURITIES  10.9%
----------------------------------------
AUTOMOBILES AND RELATED  0.0%
-----------------------------
Hayes Wheels International, Warrants, 7/1/03 *                18           264
--------------------------------------------------------------------------------
                                                                           264
                                                                           ---
BEVERAGES  0.6%
---------------
Dr. Pepper Bottling Holdings, Common Stock (Class A) *+*     397         9,914
--------------------------------------------------------------------------------
                                                                         9,914
                                                                         -----
BROADCASTING  2.3%
------------------
Capstar Broadcasting, PIK, Sr. Exch. Pfd. Stock              107        12,569
--------------------------------------------------------------------------------
Citadel Broadcasting, PIK, Pfd. Stock                         52         5,906
--------------------------------------------------------------------------------
Cumulus Media, Exch. Pfd. Stock (Series A), 13.75%             3         3,448
--------------------------------------------------------------------------------
Sinclair Capital, Pfd. Stock (Series B), 11.625%              87         8,704
--------------------------------------------------------------------------------
Spanish Broadcasting
    Common (Class B) *                                        64         1,833
--------------------------------------------------------------------------------
    PIK, Sr. Exch. Pfd. Stock                                  5         5,680
--------------------------------------------------------------------------------
                                                                        38,140
                                                                        ------
CABLE OPERATORS  1.7%
---------------------
Classic Communications, Common Stock, (144a) *                 9  $        150
--------------------------------------------------------------------------------
CSC Holdings
    PIK, Pfd. Stock (Series H)                                42         4,618
--------------------------------------------------------------------------------
    PIK, Pfd. Stock (Series M)                               210        22,816
--------------------------------------------------------------------------------
Peachtree Cable Associates, Common Stock *+*                  10           170
--------------------------------------------------------------------------------
Time Warner, Common Stock *                                    2            95
--------------------------------------------------------------------------------
UIH Australia Pacific, Warrants, 5/15/06 *                     5           148
--------------------------------------------------------------------------------
Wireless One, Warrants, 10/19/00 *                            19             0
--------------------------------------------------------------------------------
                                                                        27,997
                                                                        ------

CONGLOMERATES  0.0%
-------------------
ICF Kaiser International, Warrants, 12/31/99 *                37             0
--------------------------------------------------------------------------------
                                                                             0
                                                                          ----
ENERGY  0.2%
------------
Clark USA, PIK, Cum. Sr. Exch. Pfd. Stock                     59         2,792
--------------------------------------------------------------------------------
                                                                         2,792
                                                                         -----
ENTERTAINMENT AND LEISURE  0.1%
-------------------------------
Capital Gaming International, Common Stock                     1             0
--------------------------------------------------------------------------------
Premier Parks, Common Stock *                                 60         1,500
--------------------------------------------------------------------------------
                                                                         1,500
                                                                         -----
GAMING  0.1%
------------
Becker Gaming, Warrants, 11/15/00 *+*                        425           106
--------------------------------------------------------------------------------
Hollywood Casino, Common Stock (Class A) *                    93           312
--------------------------------------------------------------------------------
Isle of Capri Casinos, Common Stock                           51           661
--------------------------------------------------------------------------------
                                                                         1,079
                                                                         -----
HEALTH CARE SERVICES  0.0%
--------------------------
Wright Medical Technology, Warrants, 6/30/03 *+*              38             0
--------------------------------------------------------------------------------
                                                                             0
                                                                          ----
INTERNET SERVICE PROVIDERS  0.2%
--------------------------------
Cybernet Internet Services, Warrants, 7/1/09 *                 3           368
--------------------------------------------------------------------------------
PSINet, Cv. Pfd. Stock (Series C)                             64         3,224
--------------------------------------------------------------------------------
Splitrock Services, Warrants, (144a), 7/15/08 *                2           164
--------------------------------------------------------------------------------
                                                                         3,756
                                                                         -----
LODGING  0.2%
-------------
Lodgian Capital Trust I, Exch. Pfd. Stock (144a)             125         3,187
--------------------------------------------------------------------------------
                                                                         3,187
                                                                         -----

LONG DISTANCE  0.4%
-------------------
Global Crossing Holdings, Sr. Pfd. Exch. Stock, 10.50%        68     $   6,843
--------------------------------------------------------------------------------
RSL Communications, Warrants, (144a), 11/15/06 *               3           246
--------------------------------------------------------------------------------
                                                                         7,089
                                                                         -----
METALS AND MINING  0.3%
-----------------------
International Utility Structures
    Common Stock (CAD)                                        25            36
--------------------------------------------------------------------------------
    PIK, Pfd. Stock *                                          1         1,259
--------------------------------------------------------------------------------
    PIK, Exch. Pfd. Stock                                      5         4,222
--------------------------------------------------------------------------------
                                                                         5,517
                                                                         -----
MISCELLANEOUS CONSUMER PRODUCTS  0.0%
-------------------------------------
Hedstrom Holdings, Common Stock *                            246             2
--------------------------------------------------------------------------------
                                                                             2
                                                                          ----
PAPER AND PAPER PRODUCTS  0.4%
------------------------------
Packaging Corporation of America,
     PIK, Pfd. Stock (Series B) *                             22         2,364
--------------------------------------------------------------------------------
Smurfit-Stone Container, Common Stock *                      200         3,838
--------------------------------------------------------------------------------
                                                                         6,202
                                                                         -----
RETAIL  0.0%
------------
Lamonts Apparel
    Common Stock *                                             3             1
--------------------------------------------------------------------------------
    Warrants, 1/31/08 *                                        1             0
--------------------------------------------------------------------------------
                                                                             1
                                                                          ----
SATELLITES  0.3%
----------------
Globalstar, Warrants, (144a), 2/15/04 *                        7           865
--------------------------------------------------------------------------------
Pegasus Communications, PIK, Exch. Pfd. Stock                  3         3,544
--------------------------------------------------------------------------------
                                                                         4,409
                                                                         -----

SERVICE  0.0%
-------------
Efficient Market Securities, Common Stock *                  558             0
--------------------------------------------------------------------------------
Protection One, Common Stock *                               250           437
--------------------------------------------------------------------------------
                                                                           437
                                                                           ---
TEXTILES AND APPAREL  0.0%
--------------------------
Anvil Holdings, PIK, Sr. Exch. Pfd. Stock (Series B)         202           807
--------------------------------------------------------------------------------
                                                                           807
                                                                           ---
WIRELESS COMMUNICATIONS  3.1%
-----------------------------
Clearnet Communications, Warrants, 9/15/05 *                  66           993
--------------------------------------------------------------------------------
Dobson Communications
    PIK, Pfd. Stock 12.25%                                    12        11,987
--------------------------------------------------------------------------------
Dobson Communications
    PIK, Pfd. Stock                                            3  $      3,151
--------------------------------------------------------------------------------
Microcell Telecommunications, Warrants, (144a), 6/15/06 *     33         1,972
--------------------------------------------------------------------------------
Nextel Communications
    Common Stock *                                            12         1,205
--------------------------------------------------------------------------------
    PIK, Exch. Pfd. Stock                                    113        12,143
--------------------------------------------------------------------------------
    PIK, Exch. Pfd. Stock (Series E)                          10         9,656
--------------------------------------------------------------------------------
Page America Group
    Common Stock *+++*                                     1,109            50
--------------------------------------------------------------------------------
    Conv. Pfd. Stock (Series I) *+++*                         20            97
--------------------------------------------------------------------------------
Rural Cellular, PIK, Sr. Exch. Pfd. Stock                     10        10,431
--------------------------------------------------------------------------------
Telecorp PCS, Common Stock (Class A) *                        10           360
--------------------------------------------------------------------------------
                                                                        52,045
                                                                        ------

WIRELINE COMMUNICATIONS  1.0%
-----------------------------
Allegiance Telecom, Warrants, 2/3/08 *                         8           775
--------------------------------------------------------------------------------
AT & T Canada, Common Stock *                                 28           963
--------------------------------------------------------------------------------
E. Spire Communications
    PIK, Jr. Red. Pfd. Stock                                  71         1,203
--------------------------------------------------------------------------------
    Warrants, 11/1/05 *                                       12           600
--------------------------------------------------------------------------------
Intermedia Communications
    PIK, Exch. Pfd. Stock                                     76         7,331
--------------------------------------------------------------------------------
    Warrants, 6/1/00 *                                         2           204
--------------------------------------------------------------------------------
KMC Telecom, Warrants, (144a), 1/31/08 *                       5            12
--------------------------------------------------------------------------------
Nextlink Communications, Sr. Exch. Pfd. Stock, 14.00%         97         5,069
--------------------------------------------------------------------------------
Tele1 Europe, Warrants, 5/15/09 *                              6           500
--------------------------------------------------------------------------------
                                                                        16,657
                                                                        ------
Total Equity and Convertible Securities (Cost  $198,406)               181,795
--------------------------------------------------------------------------------

MONEY MARKET FUNDS  6.7%
------------------------
Reserve Investment Fund, 5.65% #                         112,070       112,070
--------------------------------------------------------------------------------
Total Money Market Funds (Cost $112,070)                               112,070
                                                                       -------
TOTAL INVESTMENT IN SECURITIES
97.8% of Net Assets (Cost  $1,719,233)                            $  1,624,567

Other Assets Less Liabilities                                           35,786

NET ASSETS                                                        $  1,660,353

NET ASSET VALUE PER SHARE                                         $       7.91

NET ASSETS CONSIST OF:

Accumulated net investment income - net of distributions          $      2,823

Accumulated net realized gain/loss - net of distributions            (150,912)

Net unrealized gain (loss)                                            (94,694)

Paid-in-capital applicable to 210,038,314 shares of $0.01 par
 value capital stock outstanding; 1,000,000,000 shares authorized    1,903,136
--------------------------------------------------------------------------------
 NET ASSETS                                                       $  1,660,353

 NET ASSET VALUE PER SHARE                                        $       7.91
================================================================================
          +    Private Placement
          *    Non-income producing
          ++   Securities valued by the Fund's Board of Directors
          *    Securities  contain some restrictions as to public  resale--total of such securities at period-end amounts to 0.8% of net assets.
          #    Seven-day yield
          CAD  Canadian dollar
          DEM  German deutschemark
          GBP  British sterling
          EUR  Euro
          PIK  Payment-in-Kind
          STEP Stepped  coupon note for which the  interest  rate will adjust on specified future date(s).
          144a Security was purchased pursuant to Rule 144a under the Securities
               Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 9.9% of net assets.

  The accompanying notes are an integral part of these financial statements.

================================================================================

T. ROWE PRICE HIGH YIELD FUND
--------------------------------------------------------------------------------
Unaudited
STATEMENT OF OPERATIONS
-----------------------
                                                                  In thousands
                                                                      6 Months
                                                                         Ended
                                                                      11/30/99
                                                                      --------
Investment Income
-----------------
Income
   Interest                                                         $   77,289
   Dividend                                                              9,847
                                                                        ------
   Total income                                                         87,136
                                                                        ------
Expenses
   Investment management                                                 5,249
   Shareholder servicing                                                 1,407
   Custody and accounting                                                  137
   Prospectus and shareholder reports                                       84
   Registration                                                             11
   Legal and audit                                                           8
   Directors                                                                 6
   Miscellaneous                                                             6
                                                                        ------
   Total expenses                                                        6,908
   Expenses paid indirectly                                                (37)
                                                                        ------
   Net expenses                                                          6,871
                                                                        ------
Net investment income                                                   80,265
                                                                        ------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------
  Net realized gain (loss)
   Securities                                                          (12,091)
   Foreign currency transactions                                          (106)
                                                                       -------
   Net realized gain (loss)                                            (12,197)
                                                                       -------
  Change in net unrealized gain or loss
   Securities                                                          (74,824)
   Other assets and liabilities
   denominated in foreign currencies                                       (28)
                                                                       -------
   Change in net unrealized gain or loss                               (74,852)
                                                                       -------
  Net realized and unrealized gain (loss)                              (87,049)
                                                                       -------
  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                            $   (6,784)
                                                                       -------

The accompanying notes are an integral part of these financial statements.
================================================================================

T. ROWE PRICE HIGH YIELD FUND
-----------------------------
Unaudited
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------
                                                               In thousands
                                                        6 Months           Year
                                                           Ended          Ended
                                                        11/30/99        5/31/99
                                                        --------        -------
INCREASE (DECREASE) IN NET ASSETS
---------------------------------
  Operations
   Net investment income                               $ 80,265      $ 152,300
   Net realized gain (loss)                             (12,197)       (42,476)
   Change in net unrealized gain or loss                (74,852)       (64,310)
                                                       ------------------------
   Increase (decrease) in net assets from operations     (6,784)        45,514
                                                       ------------------------
  Distributions to shareholders
   Net investment income                                (80,337)      (151,465)
                                                       ------------------------
  Capital share transactions *
   Shares sold                                          141,056        397,369
   Distributions reinvested                              65,729        125,023
   Shares redeemed                                     (235,023)      (365,860)
   Redemption fees received                                 158            398
                                                       ------------------------
   Increase (decrease) in net assets from capital
   share transactions                                   (28,080)       156,930
                                                       ------------------------
 NET ASSETS
 ----------
  Increase (decrease) during period                    (115,201)        50,979
  Beginning of period                                 1,775,554      1,724,575
                                                       ------------------------
  END OF PERIOD                                      $1,660,353    $ 1,775,554
                                                       ------------------------
                                                       ------------------------
*Share information
   Shares sold                                           17,499         47,202
   Distributions reinvested                               8,197         14,826
   Shares redeemed                                      (29,077)       (43,431)
                                                       -------------------------
   Increase (decrease) in shares outstanding             (3,381)        18,597
                                                       ------------------------
The accompanying notes are an integral part of these financial statements.
================================================================================

T. ROWE PRICE HIGH YIELD FUND
-----------------------------
Unaudited                                                      November 30, 1999
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

     T. Rowe Price High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on December 31, 1984.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     VALUATION Debt securities are generally traded in the over-the-counter market. Investments in securities with original maturities of one year or more are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on money market yields.

     Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     CURRENCY TRANSLATION Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     PREMIUMS AND DISCOUNTS Premiums on high-yield debt securities, other than PIK and STEP bonds, are recognized upon disposition of the security as gain or loss for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes. Original issue discounts, and all premiums and discounts on PIK and STEP bonds, are amortized for both financial reporting and tax purposes.

     OTHER Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian, which are used to reduce the fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS
--------------------------------

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     NONINVESTMENT-GRADE DEBT SECURITIES At November 30, 1999, the fund held investments in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

     OTHER Purchases and sales of portfolio securities, other than short-term securities, aggregated $534,864,000 and $616,788,000, respectively, for the six months ended November 30, 1999.

NOTE 3 - FEDERAL INCOME TAXES
-----------------------------

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund has capital loss carryforwards for federal income tax purposes of $124,824,000, of which $6,571,000 expires in 2002, $40,450,000 in
2003, and $77,803,000 thereafter through 2007. The fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

     At November 30, 1999, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $1,719,233,000. Net unrealized loss aggregated $94,666,000 at period-end, of which $42,667,000 related to appreciated investments and $137,333,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS
-----------------------------------

     The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $832,000 was payable at November 30, 1999. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.30% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At November 30, 1999, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $777,000 for the six months ended November 30, 1999, of which $173,000 was payable at period-end.

     Additionally, the fund is one of several T. Rowe Price-sponsored mutual funds (underlying funds) in which the T. Rowe Price Spectrum Funds (Spectrum) may invest. Spectrum does not invest in the underlying funds for the purpose of exercising management or control. Expenses associated with the operation of Spectrum are borne by each underlying fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by Spectrum, pursuant to special servicing agreements between and among Spectrum, the underlying funds, T. Rowe Price, and, in the case of T. Rowe Price Spectrum International, Rowe Price-Fleming International. Spectrum Income Fund held approximately 31.0% of the outstanding shares of the fund at November 30, 1999. For the six months then ended, the fund was allocated $588,000 of Spectrum expenses, $119,000 of which was payable at period-end.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended November 30, 1999, totaled $2,829,000 and are reflected as interest income in the accompanying Statement of Operations.
================================================================================

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------
INVESTMENT SERVICES AND INFORMATION
-----------------------------------
     KNOWLEDGEABLE  SERVICE  REPRESENTATIVES
     ---------------------------------------
     BY PHONE 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

     IN PERSON Available in T. Rowe Price Investor Centers.

     ACCOUNT SERVICES
     ----------------
     CHECKING Available on most fixed income funds ($500 minimum).

     AUTOMATIC INVESTING From your bank account or paycheck.

     AUTOMATIC WITHDRAWAL Scheduled, automatic redemptions.

     DISTRIBUTION OPTIONS Reinvest all, some, or none of your distributions.

     AUTOMATED 24-HOUR SERVICES Including  Tele*AccessRegistration  Mark and the
     T. Rowe Price Web site on the Internet. Address: www.troweprice.com

     BROKERAGE SERVICES*
     -------------------
     INDIVIDUAL INVESTMENTS Stocks, bonds, options, precious metals, and other securities at a savings -over full-service commission rates. **

     INVESTMENT INFORMATION
     ----------------------
     COMBINED STATEMENT Overview of all your accounts with T. Rowe Price.

     SHAREHOLDER REPORTS Fund managers' reviews of their strategies and results.

     T. ROWE PRICE REPORT Quarterly investment newsletter discussing markets and financial strategies.

     PERFORMANCE UPDATE Quarterly review of all T. Rowe Price fund results.

     INSIGHTS  Educational  reports  on  investment   strategies  and  financial
     markets.

     INVESTMENT GUIDES Asset Mix Worksheet,  College Planning Kit,  Diversifying
     Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

** Based on a September 1999 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.
================================================================================

T. ROWE PRICE MUTUAL FUNDS
--------------------------
T. Rowe Price Mutual Funds
--------------------------
STOCK FUNDS
-----------
DOMESTIC
--------
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media &  Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Total Equity Market Index
Value

INTERNATIONAL/GLOBAL
--------------------
Emerging Markets Stock
European Stock
Global  Stock
International  Discovery
International  Growth  &  Income
International  Stock
Japan
Latin America
New Asia
Spectrum International

BOND FUNDS
----------
DOMESTIC TAXABLE
----------------
Corporate  Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury  Intermediate
U.S.  Treasury  Long-Term

DOMESTIC TAX-FREE
-----------------
California  Tax-Free Bond
Florida  Intermediate  Tax-Free
Georgia Tax-Free Bond
Maryland  Short-Term  Tax-Free Bond
Maryland  Tax-Free Bond
New Jersey  Tax-Free Bond
New  York  Tax-Free  Bond
Summit   Municipal   Income
Summit   Municipal Intermediate
Tax-Free High Yield
Tax-Free  Income
Tax-Free  Intermediate  Bond
Tax-Free  Short-Intermediate
Virginia Short-Term Tax-Free Bond
Virginia Tax-Free Bond

INTERNATIONAL/GLOBAL
--------------------
Emerging Markets Bond
Global Bond
International Bond

MONEY MARKET FUNDS
------------------
TAXABLE
-------
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

TAX-FREE
--------
California Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

BLENDED ASSET FUNDS
-------------------
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY
---------------------
Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

* Closed to new investors.

     Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus. Read it carefully before investing.

     The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by SECURITY BENEFIT LIFE INSURANCE COMPANY. In New York, it [#FSB201(11-96)] is issued by FIRST SECURITY BENEFIT LIFE INSURANCE COMPANY of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

================================================================================

T. Rowe Price Retirement Plans and Resources
--------------------------------------------
RETIREMENT PLANS AND RESOURCES
------------------------------

          We recognize that saving for retirement is the number one investment goal for most Americans. We can help you meet your retirement needs, whether you are starting an IRA or designing a retirement program for your employees. T. Rowe Price offers an assortment of retirement plans for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We provide recordkeeping, communications, and investment management services, as well as a variety of educational materials, self-help planning guides, and software tools to help you choose and implement a retirement plan appropriate for you. For information or to request literature, call us at 1-800-638-5660.

IRAs AND QUALIFIED PLANS
------------------------
  Traditional IRA                  Money Purchase Pension
  Roth IRA                         "Paired" Plans (Money Purchase
  Rollover IRA                      Pension and Profit Sharing Plans)
  SEP-IRA                          401(k)
  SIMPLE IRA                       401(b)
  Profit Sharing                   457 Deferred Compensation

RETIREMENT RESOURCES AT T. ROWE PRICE
-------------------------------------
PLANNING AND INFORMATIONAL GUIDES
---------------------------------
  Minimum Required Distributions Guide
  Retirement Planning Kit
  Retirees Financial Guide
  Tax Considerations for Investors

INVESTMENT KITS
---------------
  The IRA Investing Kit
  Roth IRA Conversion Kit
  Rollover IRA Kit
  The T. Rowe Price SIMPLE IRA Plan Kit
  The T. Rowe Price SEP-IRA Plan
  The Simplified Keogh Plan [Registration Mark] From T. Rowe Price The T. Rowe Price 401(k) Century Plan [Registration Mark]
    (for small businesses)
  Money Purchase Pension/Profit Sharing Plan Kit
  Investing for Retirement in Your 403(b) Account
  The T. Rowe Price No-Load Variable Annuity Information Kit

INSIGHTS REPORTS
----------------
  The Challenge of Preparing for Retirement
  Financial Planning After Retirement
  The Roth IRA: A Review

SOFTWARE PACKAGES
-----------------

     T. ROWE PRICE RETIREMENT PLANNING ANALYZER [TM] CD-ROM or diskette $19.95. To order, please call 1-800-541-5760. Also available on the Internet for $9.95.

     T. ROWE PRICE VARIABLE ANNUITY ANALYZER [TM] CD-ROM or diskette, free. To order, please call 1-800-469-5304.

     Many of these resources are also available for viewing or ordering on the Internet at WWW.TROWEPRICE.COM.

================================================================================

FOR FUND AND ACCOUNT INFORMATION
OR TO CONDUCT TRANSACTIONS,
24 HOURS, 7 DAYS A WEEK
By touch-tone telephone
TELE*ACCESS 1-800-638-2587
By Account Access on the Internet
WWW.TROWEPRICE.COM/ACCESS

FOR ASSISTANCE
WITH YOUR EXISTING
FUND ACCOUNT, CALL:
Shareholder Service Center
1-800-225-5132

TO OPEN A BROKERAGE ACCOUNT
OR OBTAIN INFORMATION, CALL:
1-800-638-5660

INTERNET ADDRESS:
www.troweprice.com

PLAN ACCOUNT LINES FOR RETIREMENT
PLAN PARTICIPANTS:
The appropriate 800 number appears on
your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution  only to shareholders
and to others who have received
a copy of the prospectus appropriate
to the fund or funds covered in this
report.

WALK-IN INVESTOR CENTERS:
For directions, call 1-800-225-5132
or visit our Web site

BALTIMORE AREA
DOWNTOWN
101 East Lombard Street
OWINGS MILLS
Three Financial Center
4515 Painters Mill Road

BOSTON AREA
386 Washington Street
Wellesley

COLORADO SPRINGS
4410 ArrowsWest Drive

LOS ANGELES AREA
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

TAMPA
4200 West Cypress Street
10th  Floor

WASHINGTON, D.C.
900 17th Street N.W.
Farragut Square

T. Rowe Price Investment Services, Inc., Distributor.       F57-051  11/30/99